INVESTMENT AND OTHER REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Disclosure of investment and other revenue
The components of investment and other revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2021	2020	2019
Investment income	$476	$177	$223
Fee revenue	255	228	259
Dividend income	77	44	6
Interest income and other	37	45	107
Participating loan interests	—	—	8
Other	19	—	—
Total investment and other revenue	$864	$494	$603